Acquisitions (Details) $ in Thousands, £ in Millions								3 Months Ended		6 Months Ended
	Jul. 02, 2026 USD ($)	Apr. 22, 2026 USD ($)	Mar. 11, 2026 USD ($)	Mar. 11, 2026 GBP (£)	Aug. 01, 2025 USD ($)	Jun. 18, 2025 USD ($)	Mar. 24, 2025 USD ($)	Jul. 31, 2026 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2026 USD ($)	Jul. 31, 2025 USD ($)	Mar. 11, 2026 GBP (£)	Jan. 31, 2026 USD ($)
Acquisitions
Contingent consideration								$ 17,541		$ 17,541			$ 10,761
Acquisition-related costs								1,146	$ 959	2,095	$ 4,444
Fiscal 2027 Acquisitions
Acquisitions
Acquisition purchase price, net of cash acquired										57,033
Acquisition-related costs								500		1,100
Amount of revenue recognized								2,600		2,800
Amount of net income recognized								$ 400		300
OrderMine
Acquisitions
Acquisition purchase price, net of cash acquired			$ 2,300	£ 1.7						2,324
Period for revenue performance targets			2 years	2 years
Contingent consideration			$ 1,000									£ 0.8
Idelic
Acquisitions
Acquisition purchase price, net of cash acquired		$ 25,300								25,258
Maximum potential performance-based contingent consideration		$ 12,000
Period for revenue performance targets		2 years
Contingent consideration		$ 2,800
Gross contractual amount of trade receivables acquired		1,000
Fair value of acquired trade receivables		600
Estimate of contractual cash flows not expected to be collected		$ 400
Drivin
Acquisitions
Acquisition purchase price, net of cash acquired	$ 29,500									$ 29,451
Maximum potential performance-based contingent consideration	$ 5,000
Period for revenue performance targets	2 years
Contingent consideration	$ 2,700
Gross contractual amount of trade receivables acquired	2,100
Fair value of acquired trade receivables	$ 2,100
3GTMS
Acquisitions
Acquisition purchase price, net of cash acquired							$ 112,700
Gross contractual amount of trade receivables acquired							3,400
Fair value of acquired trade receivables							2,800
Estimate of contractual cash flows not expected to be collected							$ 600
PackageRoute
Acquisitions
Acquisition purchase price, net of cash acquired						$ 1,900
Finale Inventory
Acquisitions
Acquisition purchase price, net of cash acquired					$ 39,200
Maximum potential performance-based contingent consideration					$ 15,000
Period for revenue performance targets					2 years
Contingent consideration					$ 3,600
Gross contractual amount of trade receivables acquired					100
Fair value of acquired trade receivables					$ 100